Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 236,656	$ 182,519
Short term investments - available for sale	126,865	138,317
Accounts receivable, net	337,600	342,581
Unbilled revenue	116,653	113,239
Other receivables	13,175	14,415
Deferred tax asset	32,016	28,644
Prepayments and other current assets	29,888	24,664
Income taxes receivable	12,849	9,049
Total current assets	905,702	853,428
Other Assets:
Property, plant and equipment, net	157,187	160,830
Goodwill	357,356	357,523
Non-current other assets	7,373	6,732
Non-current income taxes receivable	20,013	25,172
Non-current deferred tax asset	7,459	7,421
Intangible assets	29,451	31,354
Total Assets	1,484,541	1,442,460
Current Liabilities:
Accounts payable	6,664	4,594
Payments on account	269,771	297,347
Other liabilities	219,798	194,812
Income taxes payable	3,546	4,416
Total current liabilities	499,779	501,169
Other Liabilities:
Non-current other liabilities	6,978	11,198
Non-current government grants	1,327	1,359
Non-current income taxes payable	4,274	5,288
Non-current deferred tax liability	11,398	12,867
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 62,020,483 shares issued and outstanding at March 31, 2014 and 61,587,257 shares issued and outstanding at December 31, 2013	5,201	5,168
Additional paid-in capital	294,296	279,572
Capital redemption reserve	100	100
Accumulated other comprehensive income	1,214	1,960
Retained earnings	659,974	623,779
Total Shareholders' Equity	960,785	910,579
Total Liabilities and Shareholders' Equity	$ 1,484,541	$ 1,442,460